Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure Text Block [Abstract]
Schedule of summarizes supplemental balance sheet information related to the operating lease
	June 30, 2022	December 31, 2021
Right-of-use asset	$1,667,151	$1,158,776

Operating lease liabilities, current	$418,330	$277,142
Operating lease liabilities, non-current	1,248,821	881,634
Total operating lease liabilities	$1,667,151	$1,158,776

	December 31, 2021	December 31, 2020
Right-of-use asset	$1,158,776	$1,317,830

Operating lease liabilities, current	$277,142	$243,292
Operating lease liabilities, non-current	881,634	1,074,538
Total operating lease liabilities	$1,158,776	$1,317,830

Schedule of the maturities of the lease liabilities
2022	$206,583
2023	423,495
2024	434,082
2025	444,934
2026	266,034
Total lease payments	1,775,128
Less: present value discount	(107,977)
Total	$1,667,151

2022	$277,142
2023	277,142
2024	277,142
2025	277,142
Thereafter	130,950
Total lease payments	1,239,518
Less: Present value discount	(80,742)
Total	$1,158,776